Capital Stock and Share Based Compensation Plans	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Stock and Share-Based Compensation Plans	Capital Stock and Share-Based Compensation Plans
Capital Stock — We have two classes of common shares, Common Voting shares and Class A Common shares. The Class A Common shares are only entitled to vote on the election of the greater of three or one-third of the directors and other matters as required by Ohio law.
Share Repurchase Plan — Shares may be repurchased from time to time at management's discretion. In November 2016, our Board of Directors authorized a share repurchase program of up to $100 million of our Class A Common shares. This authorization expires on March 1, 2020. Shares can be repurchased under the authorization via open market purchases or privately negotiated transactions, including accelerated stock repurchase transactions, block trades, or pursuant to trades intending to comply with Rule 10b5-1 of the Securities Exchange Act of 1934.
As part of the share repurchase plan, the Company entered into an Accelerated Share Repurchase ("ASR") agreement with JP Morgan to repurchase $25 million of the Company's common stock. Under the ASR agreement, the Company paid $25 million to JP Morgan and received an initial delivery of 1.3 million shares in the third quarter of 2018, which represented 80% of the total shares the Company expected to receive based on the market price at the time of the initial delivery. The transaction was accounted for as an equity transaction. The par value of shares received was recorded as a reduction to common stock with the remainder recorded as a reduction to additional paid-in capital or retained earnings. Upon initial receipt of the shares, there was an immediate reduction in the weighted average common shares calculation for basic and diluted earnings per share. Upon final settlement of the ASR agreement in February 2019, the Company received additional deliveries totaling 147,164 shares of its common stock based on a weighted average cost per share of $16.70 over the term of the ASR agreement.
As of December 31, 2019, we repurchased $0.6 million of shares at prices ranging from $15.54 to $18.72 per share. Excluding the shares repurchased under the ASR, during 2018 we repurchased $7.3 million of shares at prices ranging from $13.29 to $17.86 per share. As of December 31, 2019, $49.7 million was outstanding under this authorization.
In February 2020, our Board of Directors authorized a new share repurchase program of up to $100 million of our Class A Common shares through March 1, 2022.
Incentive Plans — The Company has a long-term incentive plan (the “Plan”) that permits the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock units (RSUs), restricted and unrestricted Class A Common shares and performance units to key employees and non-employee directors.
We satisfy stock option exercises and vested stock awards with newly issued shares. As of December 31, 2019, approximately 5.1 million shares were available for future stock compensation awards.
Stock Options — Stock options grant the recipient the right to purchase Class A Common shares at not less than 100% of the fair market value on the date the option is granted. We have not issued any new stock options since 2008.

The following table summarizes our stock option activity:

	Number of Shares	Weighted- Average Exercise Price	Range of Exercise Prices

Outstanding at December 31, 2016	486,914	$6.81	$ 6-9
Exercised	(235,407)	6.20	6-8
Outstanding at December 31, 2017	251,507	7.38	6-9
Exercised	(251,507)	7.38	6-9
Outstanding at December 31, 2018	—

The following table summarizes additional information about exercises of stock options:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Cash received upon exercise	$—	$1,857	$1,461
Intrinsic value (market value on date of exercise less exercise price)	—	1,266	3,919
Tax benefits realized	—	315	1,497

Restricted Stock Units — Awards of restricted stock units (RSUs) generally require no payment by the employee. RSUs are converted into an equal number of Class A Common shares when vested. These awards generally vest over a three or four year period, conditioned upon the individual’s continued employment through that period. Awards vest immediately upon the retirement, death or disability of the employee or upon a change in control of Scripps or in the business in which the individual is employed. Unvested awards may be forfeited if employment is terminated for other reasons. Awards are nontransferable during the vesting period, but the awards are entitled to all the rights of an outstanding share, including receiving stock dividend equivalents. There are no post-vesting restrictions on awards granted to employees and non-employee directors.

Long-term incentive compensation includes performance share awards. Performance share awards represent the right to receive an award of RSUs if certain performance measures are met. Each award specifies a target number of shares to be issued and the specific performance criteria that must be met. The number of shares that an employee receives may be less or more than the target number of shares depending on the extent to which the specified performance measures are met or exceeded.
The following table summarizes our RSU activity:

		Fair Value
	Number of Shares	Weighted Average	Range of Prices

Unvested at December 31, 2016	1,425,177	$17.05	$ 12-24
Awarded	653,522	22.51	17-24
Vested	(581,920)	20.78	14-24
Forfeited	(308,856)	17.20	14-24
Unvested at December 31, 2017	1,187,923	19.99	14-24
Awarded	816,771	13.28	11-17
Vested	(771,904)	14.16	11-18
Forfeited	(57,348)	16.68	13-23
Unvested at December 31, 2018	1,175,442	15.86	11-24
Awarded	758,557	22.12	13-23
Vested	(536,064)	21.67	12-23
Forfeited	(39,497)	17.89	13-24
Unvested at December 31, 2019	1,358,438	18.68	11-24
The following table summarizes additional information about RSU vesting:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Fair value of RSUs vested	$11,618	$10,930	$12,090
Tax benefits realized on vesting	2,969	1,758	4,630

Share-based Compensation Costs

Share-based compensation costs were as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Total share-based compensation	$13,308	$11,008	$12,960
Included in discontinued operations	(215)	(468)	(646)
Included in continuing operations	$13,093	$10,540	$12,314
Share-based compensation, net of tax	$9,747	$7,919	$7,605
As of December 31, 2019, $13.4 million of total unrecognized compensation costs related to RSUs and performance shares is expected to be recognized over a weighted-average period of 1.5 years.